Chase Growth Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

COMMON STOCKS - 94.8%	Shares	Value
Asset Management - 2.2%
Ares Management Corp. - Class A	14,256	$1,900,040

Biotechnology - 5.3%
Halozyme Therapeutics, Inc.(a)	38,498	2,015,755
Incyte Corp.(a)	20,350	1,233,617
Vertex Pharmaceuticals, Inc.(a)	2,648	1,241,171
		4,490,543

Brokerage - 3.1%
Houlihan Lokey, Inc.	9,064	1,222,371
Stifel Financial Corp.	16,959	1,427,100
		2,649,471

Building - 1.6%
Comfort Systems USA, Inc.	4,472	1,360,025

Building Products - 2.2%
EMCOR Group, Inc.	5,076	1,853,146

Business Services - 1.5%
CBIZ, Inc.(a)	17,001	1,259,774

Computer Hardware - 3.2%
Apple, Inc.	12,871	2,710,890

Computer - Networking - 1.2%
Arista Networks, Inc.(a)	2,982	1,045,131

Computer Software - 8.3%
Microsoft Corp.	9,466	4,230,829
Q2 Holdings, Inc.(a)	24,893	1,501,795
SAP SE - ADR	6,777	1,366,988
		7,099,612

Electrical Equipment - 3.2%
Vertiv Holdings Co. - Class A	32,083	2,777,425

Engineering/Construction - 2.2%
Quanta Services, Inc.	7,345	1,866,291

Finance/Banks - 4.0%
Bank of New York Mellon Corp.	21,486	1,286,796
Goldman Sachs Group, Inc.	4,681	2,117,310
		3,404,106

Finance/Information Services - 2.8%
Fidelity National Information Services, Inc.	16,673	1,256,477
Visa, Inc. - Class A	4,342	1,139,645
		2,396,122

Financial Services - Diversified - 2.4%
Berkshire Hathaway, Inc. - Class B(a)	4,989	2,029,525

Footwear - 2.0%
Deckers Outdoor Corp.(a)	1,736	1,680,361

Health Care Distribution - 2.6%
McKesson Corp.	3,783	2,209,423

Health Care Services - 3.4%
DaVita, Inc.(a)	8,820	1,222,187
Medpace Holdings, Inc.(a)	3,989	1,642,870
		2,865,057

Hospitals - 1.4%
Universal Health Services, Inc. - Class B	6,683	1,235,887

Hotel/Motel - 1.5%
Hilton Worldwide Holdings, Inc.	6,074	1,325,347

Insurance - Property/Casualty/Title - 1.5%
Arch Capital Group Ltd.(a)	13,136	1,325,291

Internet Retail - 6.8%
Amazon.com, Inc.(a)	19,810	3,828,282
Booking Holdings, Inc.	492	1,949,058
		5,777,340

Internet Software & Services - 7.9%
Alphabet, Inc. - Class A	18,821	3,428,245
Meta Platforms, Inc. - Class A	6,580	3,317,768
		6,746,013

Machinery - 2.5%
Flowserve Corp.	45,046	2,166,713

Retail - Discount - 1.9%
TJX Companies, Inc.	14,492	1,595,569

Semiconductors - 11.8%
Amkor Technology, Inc.	36,153	1,446,843
Broadcom, Inc.	1,209	1,941,086
NVIDIA Corp.	43,330	5,352,988
Silicon Motion Technology Corp. - ADR	16,399	1,328,155
		10,069,072

Service Companies - 1.4%
HealthEquity, Inc.(a)	14,073	1,213,093

Shipping - 2.5%
Kirby Corp.(a)	17,994	2,154,422

Steel - 1.8%
Howmet Aerospace, Inc.	19,952	1,548,874

Wireless Telecommunication Services - 2.6%
T-Mobile US, Inc.	12,410	2,186,394
TOTAL COMMON STOCKS (Cost $51,157,866)		80,940,957

SHORT-TERM INVESTMENTS - 5.3%
Money Market Funds - 5.3%
Invesco STIT Treasury Portfolio - Class Institutional, 5.22%(b)	4,484,588	4,484,588
TOTAL SHORT-TERM INVESTMENTS (Cost $4,484,588)		4,484,588

TOTAL INVESTMENTS - 100.1% (Cost $55,642,454)		85,425,545
Liabilities in Excess of Other Assets - (0.1)%		(65,147)
TOTAL NET ASSETS - 100.0%		$85,360,398

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
SE - Company is a European company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of June 30, 2024.

Chase Growth Fund
Summary of Fair Value Disclosure as of June 30, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$80,940,957	$–	$–	$80,940,957
Money Market Funds	4,484,588	–	–	4,484,588
Total Investments	$85,425,545	$–	$–	$85,425,545
Refer to the Schedule of Investments for additional information.